Description of Business - Related Parties - Navios Europe I (Table) (Details) - Navios Europe I	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Oct. 09, 2013
Related Party Transaction [Line Items]
Percentage of ownership	47.50%
Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held	50.00%	50.00%
Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held	50.00%	50.00%
Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership			5.00%
Percentage of voting stock held	0.00%	0.00%
Tanker vessels
Related Party Transaction [Line Items]
Number of vessels	5	5
Container vessels
Related Party Transaction [Line Items]
Number of vessels	5	5